CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 4,617	$ 5,569
Restricted cash		790
Trade receivables	2,539	2,591
Prepaid expenses and other receivables	1,104	2,801
Inventory	3,651	4,389
Total current assets	11,911	16,140
NON-CURRENT ASSETS:
Restricted cash	148	147
Fixed assets	135	193
Right-of-use assets	302	989
Intangible assets	5,547	5,578
Total non-current assets	6,132	6,907
TOTAL ASSETS	18,043	23,047
CURRENT LIABILITIES:
Account payable	1,168	3,278
Lease liabilities	353	718
Allowance for deductions from revenue	9,288	10,654
Derivative financial instruments	1,421	741
Accrued expenses and other current liabilities	9,993	4,592
Total current liabilities	22,223	19,983
NON-CURRENT LIABILITIES:
Lease liabilities	3	455
Royalty obligation	500	540
Total non-current liabilities	503	995
TOTAL LIABILITIES	22,726	20,978
EQUITY (CAPITAL DEFICIENCY):
Ordinary shares	35,036	21,441
Additional paid-in capital	375,082	388,363
Accumulated deficit	(414,801)	(407,735)
TOTAL EQUITY (CAPITAL DEFICIENCY)	(4,683)	2,069
TOTAL LIABILITIES AND EQUITY (CAPITAL DEFICIENCY)	$ 18,043	$ 23,047